LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2010
Long Term Debt Tables [Abstract]
LONG-TERM DEBT

	2009
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	23,621	322,690	1,374,000	1,720,311
Variable Rate	612,858	214,578	250,278	1,077,714
Subordinated Debt:
Fixed Rate	5,222	-	240,463	245,685
Variable Rate	1,786	129,102	-	130,888
Other
Fixed Rate	6,456	45,558	43,977	95,991
Variable Rate	21,879	63,098	1,488	86,465
Total	671,822	775,026	1,910,206	3,357,054

	2010
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	202,722	126,084	1,147,016	1,475,822
Variable Rate	103,958	947,999	272,258	1,324,215
Subordinated Debt:
Fixed Rate	13,864	550,378	52,081	616,323
Variable Rate	6,042	139,560	-	145,602
Other
Fixed Rate	38,554	37,557	38,250	114,361
Variable Rate	6,447	72,354	50,826	129,627
Total	371,587	1,873,932	1,560,431	3,805,950

2009
(in EUR
thousands)
Fixed, with a weighted average rate of 3.88%, maturing up until 2016 and denominated in EUR	1,392,607
Fixed, with a weighted average rate of 6.37%, maturing up until 2011 and denominated in USD	117,665
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	127,581
Fixed, with a weighted average rate of 7.35%, maturing up until 2012 and denominated in RON	82,458
Total	1,720,311
Variable, with a weighted average rate of 1.53%, maturing up until 2018 and denominated in EUR	875,643
Variable, with a weighted average rate of 2.10%, maturing up until 2012 and denominated in USD	174,432
Variable, with a weighted average rate of 5.17%, maturing up until 2018 and denominated in BGN	27,639
Total	1,077,714

2010
(in EUR
thousands)
Fixed, with a weighted average rate of 3.78%, maturing up until 2016 and denominated in EUR	1,234,210
Fixed, with a weighted average rate of 6.37%, maturing up until 2013 and denominated in USD	98,613
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	142,999
Total	1,475,822
Variable, with a weighted average rate of 4.75%, maturing up until 2018 and denominated in EUR	1,203,963
Variable, with a weighted average rate of 2.17%, maturing up until 2012 and denominated in USD	97,145
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,107
Total	1,324,215

2009
(in EUR
thousands)
Fixed, 6.00% up to February 16, 2010, redeemable on or after Feb. 2015 and denominated in EUR	34,455
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	109,142
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	102,088
Total	245,685
Variable, with a weighted average rate of 2.51%, redeemable on or after July 2013 and denominated in EUR	75,562
Variable, with a weighted average 3.66%, redeemable on or after Nov. 2014 and denominated in EUR	28,869
Variable, with a weighted average rate of 3.75%, redeemable on or after Nov. 2014 and denominated in USD	26,457
Total	130.888

2010
(in EUR
thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	463,032
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	52,850
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	100,441
Total	616,323
Variable, with a weighted average rate of 2.74%, redeemable on or after July 2013 and denominated in EUR	57,292
Variable, with a weighted average rate of 2.87%, redeemable on or after Nov. 2014 and denominated in EUR	27,444
Variable, with a weighted average rate of 7.42%, redeemable on or after Feb. 2015 and denominated in EUR	33,642
Variable, with a weighted average rate of 2.84%, redeemable on or after Nov. 2014 and denominated in USD	27,224
Total	145,602